Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Line Items]
Other taxes payable	$ 1,923,070	$ 2,589,631
Accrued employee payroll and welfare	3,402,678	3,048,385
Other payable	4,910,720	6,387,108
Accrued expenses	2,580,340	1,332,397
Advances from customers	290,952	214,133
Accrued expenses and other current liabilities	$ 13,107,760	$ 13,571,654